Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Commodity Strategies Fund	May 31, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	1,836
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,007
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	$ 1,083